Stock-based compensation	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Stock-based compensation

19. Stock-based compensation

Stock options

Under the Company’s SOP, certain employees and officers may purchase common shares at an exercise price determined by the Board. The exercise price is the higher of the fair market value of a common share as of the grant date or the volume weighted average trading price of the common shares on the NYSE for the five trading days immediately prior to the applicable date on which the stock option is granted. Stock options vest equally in annual instalments over three years and have a seven-year expiry.

Aa at December 31, 2025, 1,134,697 (2024: 1,563,467) stock options were outstanding. The options are expected to expire seven years after the grant date. No options were granted in 2025 or 2024. The options granted in 2023 have an exercise price of $13.73 per share.

Compensation expense for stock options was $0.3 million in 2025 (2024: $0.4 million) and is presented as a component of employee costs within operating expenses. As at December 31, 2025, 957,778 options (2024: 972,370) were available to be exercised.

Employee Stock Option Activity

	2025		2024
	Options	Average exercise price	Options	Average exercise price
At January 1,	1,563,467	$13.17	3,957,362	$13.17
Exercised	(428,770)	13.10	(1,850,957)	13.06
Forfeited	—	—	(542,938)	13.37
At December 31,	1,134,697	$13.30	1,563,467	$13.24

Employee Stock Options Outstanding

At December 31, 2025	Non-exercisable		Exercisable
		Years until
Exercise price	Options	fully vested	Options
$13.00	—	0.3	675,651
$13.73	176,919	0.3	282,127
	176,919		957,778

As at December 31, 2025, there was $nil (2024: $0.3 million) of total unrecognized compensation cost relating to stock options.

Restricted Share Units, Performance Share Units and Deferred Share Units

During the year ended December 31, 2025, 161,577 RSUs (2024: 197,688) were awarded to employees of the Company. The RSUs granted in 2023 have a 36-month cliff vesting period while the 2024 and 2025 RSU grants vest over a period of 36-months in three equal tranches, with additional RSUs credited to reflect dividends paid over the vesting period. Included in the Company’s stock-based compensation expense is an amount of $3.0 million (2024: $0.9 million) relating to RSU vesting expense. As at December 31, 2025, there was $3.4 million (2024: $2.3 million) of total unrecognized stock-based compensation expense relating to unvested RSUs granted, which is expected to be recognized over a period of two years. The RSU expense is a non-cash general administration expense. The value of the RSU liability as at December 31, 2025 was $9.1 million (2024: $2.7 million), of which $6.3 million (2024: $1.2 million) is current.

During the year ended December 31, 2025, the Company granted 148,164 (2024: 166,971) PSUs to employees of the Company. The PSUs will cliff vest over a period of 36-months from the grant date, with additional PSUs credited to reflect dividends paid over the vesting period. Included in the Company’s stock-based compensation expense is an amount of $1.9 million (2024: $0.4 million) relating to PSU vesting expense. As at December 31, 2025, there was $2.4 million (2024: 1.9 million) of total unrecognized stock-based compensation expense relating to unvested PSUs granted, which is expected to be recognized over a period of two years. The PSU expense is a non-cash general administration expense. The value of the PSU liability as at December 31, 2025 was $5.1 million (2024: $0.5 million), of which $nil is current (2024: $nil).

During the year ended December 31, 2025, 30,012 DSUs (2024: 57,728) were granted to the Company’s non-executive independent Directors under the DSU Plan. Additional DSUs are credited to reflect dividends paid. The mark-to-market adjustment recorded for the year ended December 31, 2025 in respect of the DSU Plan resulted in an increase in the DSU liability of $5.1 million (2024: $0.3 million). The value of the DSU liability as at December 31, 2025 was $9.4 million (2024: $3.8 million), all of which is current.